Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	8 Months Ended	12 Months Ended		13 Months Ended	20 Months Ended	24 Months Ended	25 Months Ended	32 Months Ended	36 Months Ended	37 Months Ended	44 Months Ended	48 Months Ended	49 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 02, 2021	Dec. 09, 2019	Jul. 31, 2015	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2017	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2018	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2019	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000256483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charge)
Accumulated Value			$ 9,775				$ 9,854			$ 11,450			$ 12,059			$ 11,870			$ 11,903		$ 14,365	$ 14,299	$ 15,616	$ 17,422	$ 19,906
C000256480 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with contingent deferred sales charge)
Accumulated Value			10,000				10,008.37			11,519.12			12,048.38			11,756.89			11,694.07		14,008.32	13,836.92	14,999.08	16,595.07	18,808.93
C000256482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			5,000,000				5,051,544.16			5,876,740.67			6,207,700.76			6,117,524.08			6,133,916.79		7,421,069.46	7,401,023.9	8,100,141.7	9,056,376.85	10,354,011.51
C000256481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			5,000,000				5,111,536.23			5,961,224.25			6,408,246.04			6,323,244.14			6,350,551.35		7,688,598.73	7,654,526.76	8,390,132.96	9,383,348.05	10,747,721.72
C000256536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charge)
Accumulated Value	$ 9,775			$ 9,805.49				$ 9,701.12			$ 10,213.39			$ 11,439.72			$ 12,341.65
C000256535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value		$ 5,000,000			$ 4,481,209.45				$ 5,578,310.55			$ 5,538,972.65			$ 5,845,962.4			$ 6,556,654.26		$ 7,091,121.54
C000256473 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charge)
Accumulated Value			9,424.78				9,225.65			9,874.87			10,248.7			10,113.56			10,422.97		12,939.91	12,036.27	13,122.47	14,706.66	16,596.11
C000256475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with contingent deferred sales charge)
Accumulated Value			10,000				9,719.41			10,327.96			10,647.23			10,419.3			10,663.9		13,152.78	12,150.71	13,140.34	14,614.2	16,380.5
C000256623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with sales charge)
Accumulated Value			9,775				9,856.06			10,736.98			11,739.1			12,737.66			13,713.95		16,521.85	15,327.44	16,324.36	18,422.38	19,952.78
C000256474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			5,000,000.01				4,907,282.89			5,266,752.03			5,474,279.9			5,411,824.53			5,591,084.78		6,956,139.74	6,496,679.28	7,086,607.93	7,951,958.8	8,992,249.78
C000256620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C (with contingent deferred sales charge)
Accumulated Value			10,000				10,003.59			10,813.86			11,747.17			12,649.72			13,511.97		16,164.84	14,884.08	15,730.86	17,611.19	18,952.34
C000256621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value			5,000,000				5,043,471.49			5,515,761.14			6,048,773.24			6,576,078.7			7,097,372.44		8,584,976.67	7,992,578.3	8,529,678.79	9,655,092.63	10,496,656.82
C000256622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Y
Accumulated Value			5,000,000				5,047,540.2			5,514,827.66			6,048,216.82			6,578,567.6			7,108,686.47		8,592,153.99	7,995,523.59	8,543,074.03	9,655,743.8	10,485,257.4
MSCI All Country World NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World NR Index
Accumulated Value			10,000				9,955.740747			11,653.98857			12,931.90798			13,313.12719			14,271.51398		19,006.92361	17,014.24272	19,210.81403	22,480.22524	26,048.83805
Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value		5,000,000	10,000				10,593.50465			10,538.97408			10,454.64931			11,299.46914			12,443.1149		12,355.79361	11,229.39747	10,851.19656	11,404.72462	11,790.40449
Thirty Five MSCI All Country World NR Index 65 Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value			10,000				10,394.67638			10,951.48382			11,310.20919			12,056.40581			13,221.90896		14,589.35062	13,218.36028	13,515.76989	14,762.04383	15,899.6814
Bloomberg U S Securitized MBS ABS CMBS Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index
Accumulated Value	$ 10,000	$ 5,000,000		$ 10,000				$ 9,324.290369			$ 8,904.89958			$ 9,356.787025			$ 9,684.754017
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Accumulated Value			10,000				10,561.39629			12,255.65901			14,245.99949			15,383.65724			17,223.17756		23,500.20784	22,409.92728	25,326.68409	30,936.108	35,988.66564
Sixty S And P 500 Total Return Index 40 Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value			10,000				10,600			11,574			12,643			14,607			15,338		18,485	17,347	18,462	21,260	23,633
MSCI World NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World NR Index
Accumulated Value			10,000				9,954.113982			11,558.57377			12,931.66495			13,399.91175			14,369.03677		19,408.67776	17,630.09332	20,006.89529	23,675.17962	27,395.8788
Sixty MSCI World NR Index 40 Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value			10,000				10,234.2921			11,176.33293			11,929.28386			12,615.60861			13,748.70744		16,471.92526	15,006.04211	16,004.95029	18,078.94431	20,023.0282
MSCI ACWI NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI NR Index
Accumulated Value			$ 10,000				$ 9,955.740747			$ 11,653.98857			$ 12,931.90798			$ 13,313.12719			$ 14,271.51398		$ 19,006.92361	$ 17,014.24272	$ 19,210.81403	$ 22,480.22524	$ 26,048.83805